Basic and Diluted Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Basic and Diluted Net Loss Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 12:-	BASIC AND DILUTED NET LOSS PER SHARE

Basic loss per share is computed using the weighted-average number of outstanding Ordinary shares during the period. Diluted loss per share is computed using the weighted-average number of outstanding Ordinary shares and, when dilutive, potential Ordinary shares outstanding during the period.

The computation of loss per share is as follows:

	Year Ended December 31,
	2024	2023	2022

Basic loss per share:
Net loss	$29,022	$23,865	$39,557

Shares used in computation:
Weighted-average shares of Ordinary shares outstanding	5,912,890	1,404,368	647,556

Basic loss per share	$4.91	$16.99	$61.09

Diluted loss per share:
Net loss	$29,022	$24,066	$39,557

Shares used in computation:
Weighted-average shares of Ordinary shares outstanding	5,912,890	1,421,308	647,556

Diluted loss per share	$4.91	$16.93	$61.09

The potential ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	December 31,
	2024	2023	2022
	Number of Ordinary shares

Ordinary share options	267,776	71,456	82,914
Warrants	13,398,854	7,088	13,775

	13,666,630	78,544	96,689